UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21471

        Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nuveen Tax-Advantaged Total Return Strategy Fund (JTA) Portfolio of Investments (Unaudited) September 30, 2005

Shares	Description(1)					Value

	COMMON STOCKS - 98.0% (69.1% of Total Investments)
	Aerospace & Defense - 5.7%
140,000	Lockheed Martin Corporation					$8,545,600
235,000	Raytheon Company					8,934,700

						17,480,300

	Commercial Banks - 4.6%
150,000	Wachovia Corporation					7,138,500
120,000	Wells Fargo & Company					7,028,400

						14,166,900

	Commercial Services & Supplies - 3.9%
285,000	Pitney Bowes Inc.					11,895,900

	Containers & Packaging - 1.9%
300,000	Packaging Corp of America					5,823,000

	Diversified Financial Services - 6.3%
275,000	Citigroup Inc.					12,518,000
205,000	JPMorgan Chase & Co.					6,955,650

						19,473,650

	Diversified Telecommunication Services - 12.1%
343,000	KT Corporation, Sponsored ADR					7,717,500
385,000	SBC Communications Inc.					9,228,450
330,000	Sprint Corporation					7,847,400
235,000	Telecom Italia S.p.A., Sponsored ADR					6,490,700
190,000	Verizon Communications Inc.					6,211,100

						37,495,150

	Electric Utilities - 4.2%
254,000	EDP - Energias de Portugal, S.A.Sponsored ADR					7,086,600
323,000	Korea Electric Power Corporation (KEPCO), Sponsored ADR					5,720,330

						12,806,930

	Food & Staples Retailing - 3.1%
181,500	Albertson's, Inc.					4,655,475
240,625	J. Sainsbury plc, Sponsored ADR					4,752,344

						9,407,819

	Household Durables - 2.3%
307,000	Newell Rubbermaid Inc.					6,953,550

	Household Products - 3.1%
160,000	Kimberly-Clark Corporation					9,524,800

	Insurance - 5.4%
330,000	Aon Corporation					10,586,400
80,000	Hartford Financial Services Group, Inc.					6,173,600
						16,760,000

	Metals & Mining - 7.9%
404,000	Alumina Limited, Sponsored ADR					7,631,560
90,000	POSCO, ADR					5,090,400
71,000	Rio Tinto plc, Sponsored ADR					11,665,300

						24,387,260

	Multi-Utilities & Unregulated Power - 4.4%
110,000	Dominion Resources Inc.					9,475,400
180,000	United Utilities plc, Sponsored ADR					4,217,400

						13,692,800

	Oil, Gas, & Consumable Fuels - 10.5%
80,000	ChevronTexaco Corporation					5,178,400
113,400	ConocoPhillips					7,927,794
53,000	Eni S.p.A., Sponsored ADR					7,849,300
39,669	Kerr-McGee Corporation					3,852,257
55,000	Total SA, Sponsored ADR					7,470,100

						32,277,851

	Paper & Forest Products - 2.1%
220,000	International Paper Company					6,556,000

	Pharmaceuticals - 2.0%
230,000	Merck & Co. Inc.					6,258,300

	Road & Rail - 2.1%
90,000	Union Pacific Corporation					6,453,000

	Thrifts & Mortgage Finance - 6.5%
212,000	Fannie Mae					9,501,840
265,000	IndyMac Bancorp, Inc.					10,488,700

						19,990,540

	Tobacco - 9.9%
235,000	Altria Group, Inc.					17,321,850
330,000	Loews Corp - Carolina Group					13,077,900

						30,399,750

	Total Common Stocks (cost $263,728,132)					301,803,500

				Ratings**

Shares	Description(1)	Coupon		Moody's	S&P	Value

	PREFERRED SECURITIES - 12.2% (8.6% of Total Investments)
	Capital Markets - 1.3%
15,500	Bear Stearns Companies, Series E	6.150%		A3	BBB	794,375
25,000	Goldman Sachs Group Inc.	4.510%		A2	A-	633,750
77,700	Lehman Brothers Holdings Inc., Series F	6.500%		A3	A-	2,042,733
25,000	Merrill Lynch & Company	4.610%		A2	A-	628,750

						4,099,608

	Commercial Banks - 2.2%
41,100	Abbey National plc, Series C	7.375%		A2	A-	1,071,066
23,500	Abbey National plc, Series B	7.375%		A2	A	627,450
40,000	ABN AMRO Capital Trust Fund VII	6.080%		A2	A	997,200
25,000	Banco Santander	6.410%		A2	BBB+	645,000
40,000	HSBC USA Inc.	4.804%		A2	A-	1,015,200
40,000	Royal Bank of Scotland Group plc, Series M	6.400%		A1	A	1,019,200
40,000	Royal Bank of Scotland Group plc, Series N	6.350%		A1	A	1,016,400

						6,391,516

	Consumer Finance - 1.0%
45,000	HSBC Finance Corporation	6.360%		A3	BBB+	1,138,050
36,100	SLM Corporation, Series A	6.970%		Baa1	BBB+	1,956,620

						3,094,670

	Diversified Financial Services - 1.5%
10,000	CIT Group Inc., Series A	6.350%		Baa1	BBB+	253,700
19,500	Citigroup Inc., Series F	6.365%		Aa3	A	1,004,250
28,900	Citigroup Inc., Series H	6.231%		Aa3	A	1,510,025
5,000	ING Group NV	7.050%		N/R	A	129,500
48,400	ING Group NV	7.200%		A2	A	1,263,724
23,800	ING Group NV	6.200%		A2	A	599,046

						4,760,245

	Electric Utilities - 2.2%
39,500	Alabama Power Company, Series A	5.300%		Baa1	BBB+	958,665
12,400	Consolidated Edison Company of New York, Inc.	5.000%		A3	BBB+	1,122,200
41,500	Interstate Power and Light Company	7.100%		Baa3	BBB-	1,130,875
40,000	Mississippi Power Company	5.250%		A3	BBB+	963,000
40,000	Savannah Electric & Power Company	6.000%		Baa1	BBB+	1,056,000
5,000	Southern California Edison Company	6.125%		Baa3	BBB-	502,813
9,000	Southern California Edison Company, Series A	5.349%		Baa3	BBB-	919,688

						6,653,241

	Insurance - 1.9%
50,300	Ace Ltd., Series C	7.800%		Baa2	BBB-	1,325,405
40,000	Aegon NV	6.375%		A3	A-	1,019,600
40,000	Genworth Financial Inc., Series A	5.250%		Baa1	BBB+	2,081,252
30,000	Prudential plc	6.750%		Baa1	A	772,200
30,000	Prudential plc	6.500%		Baa1	A	754,500

						5,952,957

	Thrifts & Mortgage Finance - 2.1%
20,000	Fannie Mae	5.500%		Aa3	AA-	930,000
24,300	Fannie Mae	5.125%		Aa3	AA-	1,029,105
35,000	Fannie Mae	5.810%		Aa3	AA-	1,697,500
20,000	Federal Home Loan Mortgage Corporation	5.700%		Aa3	AA-	963,000
18,400	Federal Home Loan Mortgage Corporation	6.000%		Aa3	AA-	927,360
21,900	Federal Home Loan Mortgage Corporation	5.000%		Aa3	AA-	930,750

						6,477,715

	Total Preferred Securities (cost $37,743,769)					37,429,952

				Ratings**
Principal			Stated
Amount (000)	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CORPORATE BONDS - 3.4% (2.4% of Total Investments)
	Hotels Restaurants & Leisure - 1.4%
$2,000	MGM Mirage	6.750%	8/01/07	Ba1	BB+	2,045,000
2,000	Park Place Entertainment	8.875%	9/15/08	Ba2	BB-	2,192,500

						4,237,500

	Household Durables - 1.3%
2,000	D.R. Horton, Inc.	7.500%	12/01/07	Ba1	BB+	2,103,084
2,000	Standard Pacific Corporation	6.500%	10/01/08	Ba2	BB	1,992,500
						4,095,584

	Paper & Forest Products - 0.7%
2,000	Georgia-Pacific Corp	7.375%	7/15/08	Ba2	BB+	2,105,000

	Total Corporate Bonds (cost $10,531,607)					10,438,084

				Ratings**
Principal Amount (000)		Weighted Average Coupon	Stated Maturity*
	Description(1)			Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 21.2% (15.0% of Total Investments)
	Aerospace & Defense - 1.8%
1,644	Hexcel, Term Loan B	5.313%	3/01/12	B2	B+	1,663,629
1,900	K & F Industries, Inc., Term Loan B	6.284%	11/18/12	B2	B+	1,914,250
1,625	Vought Aircraft Industries, Inc., Term Loan	6.350%	12/22/11	Ba3	B+	1,643,701
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	5.840%	12/22/10	Ba3	B+	368,239

						5,589,819

	Auto Components - 0.6%
2,000	Federal-Mogul Corporation, Term Loan A (a)	6.090%	2/24/04	N/R	N/R	1,880,000

	Building Products - 0.6%
1,774	PP Holding Corporation, Term Loan	6.100%	11/12/11	B1	B	1,779,992

	Chemicals - 0.7%
1,990	Rockwood Specialties Group, Inc., Tranche D	5.930%	7/30/12	B1	B+	2,024,203

	Commercial Services & Supplies - 0.8%
703	Allied Waste North America, Inc., Letter of Credit	3.100%	3/21/12	B1	BB	708,851
1,841	Allied Waste North America, Inc., Term Loan B	5.851%	3/12/21	B1	BB	1,856,936

						2,565,787

	Containers & Packaging - 0.9%
788	Owens-Illinois Group, Inc., Term Loan B	5.570%	4/01/08	B1	N/R	797,791
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.100%	11/01/11	Ba3	BB-	176,607
1,389	Smurfit-Stone Container Corporation, Term Loan B	5.697%	11/01/11	Ba3	BB-	1,404,349
427	Smurfit-Stone Container Corporation, Term Loan C	5.834%	11/01/11	Ba3	BB-	432,107

						2,810,854

	Diversified Telecommunication Services - 0.7%
2,000	Madison River Term Loan	6.220%	9/29/08	B1	B+	2,033,750

	Electrical Equipment - 0.6%
1,630	Sensus Metering Systems Inc., Term Loan B-1	5.954%	7/29/12	B2	B+	1,649,796
254	Sensus Metering Systems Inc., Term Loan B-2	5.969%	12/17/10	B2	B+	257,368

						1,907,164

	Health Care Providers & Services - 1.6%
972	Alderwoods Group, Inc., Term Loan B-2	5.748%	12/17/10	B1	BB-	986,658
2,000	Davita Inc., Term Loan B (b)	TBD	TBD	B1	BB-	2,032,084
1,975	IASIS Healthcare LLC, Term Loan B	5.770%	6/22/11	B1	B+	2,006,036

						5,024,778

	Hotels Restaurants & Leisure - 3.0%
2,000	24 Hour Fitness Worldwide, Inc., Term Loan B	6.780%	6/06/05	B2	B	2,033,750
1,970	Jack in the Box, Inc., Term Loan	5.446%	1/09/10	Ba2	BB	1,990,931
2,000	Penn National Gaming, Inc., Term Loan B (b)	TBD	TBD	Ba3	BB-	2,027,656
1,400	Pinnacle Entertainment, Term Loan B (b)	TBD	TBD	B1	BB-	1,412,688
342	Venetian Casino Resort, LLC, Delayed Draw, Term Loan (c)	5.770%	6/15/11	B1	BB-	345,272
1,658	Venetian Casino Resort, LLC, Term Loan	5.770%	6/15/11	B1	BB-	1,674,572

						9,484,869

	Household Durables - 0.5%
1,470	Sealy Mattress Company, Term Loan D	5.572%	4/06/12	B1	B+	1,487,800

	Household Products - 1.0%
2,955	Solo Cup Company, Term Loan	5.938%	2/27/11	B1	B+	2,967,189

	Insurance - 0.4%
1,100	Conseco, Inc., Term Loan	5.768%	6/22/10	B2	BB-	1,114,094

	IT Services - 1.2%
1,765	Fidelity National Information Services, Term Loan B	5.478%	3/09/13	Ba3	BB	1,773,510
2,000	SunGard Data System, Term Loan B	6.280%	1/25/13	B1	B+	2,025,228

						3,798,738

	Machinery - 0.4%
1,099	Dresser-Rand Group Inc., Term Loan	6.047%	10/10/10	B1	B+	1,118,453

	Media - 3.2%
1,973	Charter Communications Operating, LLC, Term Loan B	6.930%	4/07/11	B2	B	1,984,218
1,985	Emmis Operating Company, Term Loan	5.518%	11/10/11	Ba2	B+	2,001,624
2,000	Metro-Goldwyn Mayer Studios, Inc., Term Loan B	6.270%	4/12/12	N/R	N/R	2,026,250
1,910	Regal Cinemas Corporation, Term Loan	6.020%	11/10/10	Ba3	BB-	1,932,240
2,213	WMG Acquisition Corp., Term Loan	5.700%	2/27/11	B1	B+	2,240,693

						10,185,025

	Metals & Mining - 0.9%
2,723	Amsted Industries Incorporated, Term Loan B	6.198%	10/15/10	B1	BB-	2,773,060

	Real Estate - 1.6%
784	Crescent Real Estate Funding XII, L.P., Term Loan	5.943%	3/20/06	N/R	N/R	788,320
1,987	General Growth Properties, Inc., Term Loan B	5.850%	11/12/08	Ba2	BB+	2,014,339
1,960	LNR Property Corporation, Term Loan	6.711%	2/03/08	B2	B+	1,985,664

						4,788,323

	Trading Companies & Distributors - 0.7%
2,000	United Rentals, Term Loan B (b)	TBD	TBD	BB	B2	2,019,750

	Total Variable Rate Senior Loan Interests (cost $64,757,630)					65,353,648

	REPURCHASE AGREEMENTS - 7.0% (4.9% of Total Investments)

$21,537	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $21,542,436, collateralized by $21,970,000, U.S. Treasury Bonds, 3.875%, due 5/15/10, value $21,970,000					21,536,783

	Total Repurchase Agreements (cost $21,536,783)					21,536,783

	Total Investments (cost $398,297,921) - 141.8%					436,561,967

	FundNotes - (25.3)%					(78,000,000)

	Other Assets Less Liabilities - (1.9)%					(5,676,151)

	FundPreferred Shares, at Liquidation Value - (14.6)%					(45,000,000)

	Net Assets Applicable to Common Shares - 100%					$307,885,816

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.
Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment.
Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated
maturities shown.
**	Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(a)	At or subsequent to September 30, 2005, this issue was under the protection of Federal Bankruptcy Court.
(b)	Purchased on a when-issued or delayed delivery basis.
ADR	American Depository Receipt
TBD	Senior Loan purchased on a when-issued basis in the primary market. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement.
At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing market discount, amortization on premium and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $398,605,414.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$51,453,411
Depreciation	(13,496,858)

Net unrealized appreciation of investments	$37,956,553

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.